Summary - Invesco Leisure Fund, Class A, B, C, R, Y And Investor | Invesco Leisure Fund
Fund Summary - Invesco Leisure Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Leisure Fund	Class A, Invesco Leisure Fund	Class B, Invesco Leisure Fund	Class C, Invesco Leisure Fund	Class R, Invesco Leisure Fund	Class Y, Invesco Leisure Fund	Investor Class, Invesco Leisure Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Leisure Fund	Class A, Invesco Leisure Fund	Class B, Invesco Leisure Fund	Class C, Invesco Leisure Fund	Class R, Invesco Leisure Fund	Class Y, Invesco Leisure Fund	Investor Class, Invesco Leisure Fund
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.33%	2.08%	2.08%	1.58%	1.08%	1.33%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Invesco Leisure Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Leisure Fund	Class A	678	948	1,239	2,063
Class B, Invesco Leisure Fund	Class B	711	952	1,319	2,219
Class C, Invesco Leisure Fund	Class C	311	652	1,119	2,410
Class R, Invesco Leisure Fund	Class R	161	499	860	1,878
Class Y, Invesco Leisure Fund	Class Y	110	343	595	1,317
Investor Class, Invesco Leisure Fund	Investor Class	135	421	729	1,601

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Leisure Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Leisure Fund	Class A	678	948	1,239	2,063
Class B, Invesco Leisure Fund	Class B	211	652	1,119	2,219
Class C, Invesco Leisure Fund	Class C	211	652	1,119	2,410
Class R, Invesco Leisure Fund	Class R	161	499	860	1,878
Class Y, Invesco Leisure Fund	Class Y	110	343	595	1,317
Investor Class, Invesco Leisure Fund	Investor Class	135	421	729	1,601

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). The Fund invests predominantly in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. Certain derivatives may have the effect of leveraging the Fund’s portfolio.

The Fund may invest up to 25% of its total assets in foreign securities of issuers doing business in the leisure-related industries.

In constructing the portfolio, the portfolio managers take macroeconomic and industry trends into consideration. Quantitative screens are used to help identify attractive security candidates within the universe of leisure-related issuers. Portfolio candidates are further refined by fundamental analysis performed at the issuer level which includes an evaluation of industry dynamics, competitive intensity and drivers of growth. Financial models are used to review historical performance and forecast two to three years into the future. Internally generated earnings-per-share (EPS) estimates are used to calculate valuation targets and a combination of multiples are used to establish price targets. The portfolio managers construct the portfolio with the goal of holding approximately 40-75 individual securities with an average investment horizon of 18 to 24 months. In general, the portfolio managers favor issuers with attractive revenue growth, strong free cash flow generation and returns on invested capital that are in excess of the issuer’s weighted average cost of capital. Additionally, the portfolio managers seek issuers requiring low capital intensity with management teams that appear to be good stewards of capital.

The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified, (2) the valuation reaches the portfolio manager’s target price, (3) a change in fundamentals occur—either issuer specific or industry wide, or (4) a security’s technical profile indicates negative underlying information which is further determined to have violated a fundamental investment thesis.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Leisure Industry Risk. The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended June 30, 2011): 6.70% Best Quarter (ended December 31, 2001): 22.63% Worst Quarter (ended December 31, 2008): -24.54%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Leisure Fund	Column		Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Investor Class, Invesco Leisure Fund	Investor Class shares: Inception (1/19/1984)		Return Before Taxes		21.63%	2.45%	3.81%		Jan. 19, 1984
Return Before Taxes Class A, Invesco Leisure Fund	Class A shares: Inception (3/28/2002)				14.96%	1.30%		2.81%	Mar. 28, 2002
Return Before Taxes Class B, Invesco Leisure Fund	Class B shares: Inception (3/28/2002)				15.76%	1.37%		2.79%	Mar. 28, 2002
Return Before Taxes Class C, Invesco Leisure Fund	Class C shares: Inception (2/14/2000)				19.74%	1.68%	2.98%		Feb. 14, 2000
Return Before Taxes Class R, Invesco Leisure Fund	Class R shares: Inception (10/25/2005)				21.32%	2.19%		3.13%	Oct. 25, 2005
Return Before Taxes Class Y, Invesco Leisure Fund	Class Y shares: Inception (10/3/2008)	[1]			21.93%	2.57%	3.87%		Oct. 03, 2008
Return After Taxes on Distributions Investor Class, Invesco Leisure Fund	Investor Class shares: Inception (1/19/1984)		Return After Taxes on Distributions		21.61%	1.58%	3.15%		Jan. 19, 1984
Return After Taxes on Distributions and Sale of Fund Shares Investor Class, Invesco Leisure Fund	Investor Class shares: Inception (1/19/1984)		Return After Taxes on Distributions and Sale of Fund Shares		14.09%	2.00%	3.22%		Jan. 19, 1984
S&P 500 Index			S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
S&P 500 Consumer Discretionary Index			S&P 500 Consumer Discretionary Index	(reflects no deduction for fees, expenses or taxes)	27.66%	4.32%	3.49%
Lipper Consumer Services Funds Category Average			Lipper Consumer Services Funds Category Average		27.83%	2.81%	3.64%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.